Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Hawthorn Bancshares, Inc. (the "Company") through its subsidiary, Hawthorn Bank (the "Bank"), provides a broad range of banking services to individual and corporate customers located within the Missouri communities in and surrounding Jefferson City, Columbia, Clinton, Warsaw, Springfield, and the greater Kansas City metropolitan area. The Company is subject to competition from other financial and nonfinancial institutions providing financial products. Additionally, the Company and its subsidiaries are subject to the regulations of certain regulatory agencies and undergo periodic examinations by those regulatory agencies.
The accompanying consolidated financial statements of the Company have been prepared in conformity with United States generally accepted accounting principles ("U.S. GAAP"). The preparation of the consolidated financial statements includes all adjustments that, in the opinion of management, are necessary in order to make those statements not misleading. Management is required to make estimates and assumptions, including the determination of the allowance for credit losses, real estate acquired in connection with foreclosure or in satisfaction of loans, and fair values of investment securities available-for-sale that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company's management has evaluated and did not identify any subsequent events or transactions requiring recognition or disclosure in the consolidated financial statements other than what is disclosed in the Pending Litigation section below.
The significant accounting policies used by the Company in the preparation of the consolidated financial statements are summarized below:
Principles of Consolidation
In December of 2008, the Company formed Hawthorn Real Estate, LLC, (the "Real Estate Company"); a wholly owned subsidiary of the Company. In December of 2017, the Company formed Hawthorn Risk Management, Inc., (the "Insurance Captive"); a wholly owned subsidiary of the Company. The consolidated financial statements include the accounts of the Company, the Bank, the Real Estate Company, and the Insurance Captive. The Insurance Captive was dissolved December 1, 2023. All significant intercompany accounts and transactions have been eliminated in consolidation.
Loans
Loans that the Company has the intent and ability to hold for the foreseeable future or to maturity are held for investment at their stated unpaid principal balance amount less unearned income and the allowance for credit losses. Income on loans is accrued on a simple-interest basis. Loan origination fees and certain direct costs are deferred and recognized over the life of the loan as an adjustment to yield.
Loans Held for Sale
The Company designates certain long-term fixed rate personal real estate loans as held for sale. Prior to September 30, 2024, these loans were initially measured at fair value under the fair value option election with subsequent changes in fair value recognized in mortgage banking income. As of September 30, 2024, loans held for sale are being carried at the lower of cost or estimated fair value. The loans are primarily sold to Freddie Mac, Fannie Mae, PennyMac, and various other secondary market investors. The Company sells loans with servicing retained or released depending on pricing and market conditions. There were no mortgage loans held for sale at December 31, 2024 compared to $3.9 million at December 31, 2023.
Non-Accrual Loans
Loans are placed on non-accrual status when management believes that the borrower's financial condition, after consideration of business conditions and collection efforts, is such that collection of interest is doubtful. Loans that are contractually 90 days past due as to principal and/or interest payments are generally placed on non-accrual, unless they are both well-secured and in the process of collection. Real estate loans secured by one-to-four family residential properties are exempt from these non-accrual guidelines. These loans are placed on non-accrual status after they become 120 days past due. Subsequent interest payments received on such loans are applied to principal if doubt exists as to the collectability of such principal; otherwise, such receipts are recorded as interest income on a cash basis. A loan remains on non-accrual status until the loan is current as to payment of both principal and interest and/or the borrower demonstrates the ability to pay and remain current.
Allowance for Credit Losses
The allowance for credit losses ("ACL") is measured using a lifetime expected loss model that incorporates relevant information about past events, including historical credit loss experience on loans with similar risk characteristics, current conditions, and reasonable and supportable forecasts that affect the collectability of the remaining cash flows over the contractual term of the loans. The allowance for credit losses is measured on a collective (pool) basis. Loans are aggregated into pools based on similar risk characteristics including borrower type, collateral type and expected credit loss patterns. Loans that do not share similar risk characteristics, primarily large loans on non-accrual status, are evaluated on an individual basis. The allowance for credit losses is a valuation account that is deducted from loans amortized cost basis to present the net amount expected to be collected on the instrument. Expected recoveries are included in the allowance and do not exceed the aggregate of amounts previously charged-off and expected to be charged-off. Loans are charged off against the allowance for credit losses when management believes the balance has become uncollectible.
For loans evaluated for credit losses on a collective basis, average historical loss rates are calculated for each pool using relevant peer historical net charge-offs (combined charge-offs and recoveries by observable historical reporting period) and the Company's outstanding loan balances during a lookback period. The Company chose to use relevant peer loan loss data due to statistical relevance concerns, low observation counts, historical data limitations, and the inability to secure through the cycle loan-level data. Lookback periods can be different based on the individual pool and represent management’s credit expectations for the pool of loans over the remaining contractual life. The calculated average net charge-off rate is then adjusted for current conditions and reasonable and supportable forecasts. These adjustments increase or decrease the average historical loss rate to reflect expectations of future losses given a single path economic forecast of a single macroeconomic variable, which is the civilian unemployment rate. The adjustments are based on results from various regression models projecting the impact of the selected macroeconomic variable to loss rates. The forecast is used for a reasonable and supportable period before reverting back to historical averages using a straight-line method. The forecast adjusted loss rate is applied to the loans over the remaining contractual lives, adjusted for expected prepayments and curtailments. The contractual term excludes expected extensions, renewals and modifications. Credit cards and certain similar consumer lines of credit do not have stated maturities and therefore, for these loan classes, remaining contractual lives are determined by estimating future cash flows expected to be received from customers until payments have been fully allocated to outstanding balances. Agriculture loans also use the remaining life methodology for estimating life of loan losses. Additionally, the allowance for credit losses considers qualitative or environmental factors, such as: lending policies and procedures; economic conditions; the nature, volume and terms of the portfolio; lending staff and management; past due loans; the loan review system; collateral values; concentrations of credit; and external factors.
Allowance for Credit Losses on Off-Balance-Sheet Credit Exposures
The Company maintains a separate allowance for credit losses for off-balance-sheet credit exposures, including unfunded loan commitments, unless the associated obligation is unconditionally cancellable by the Company. This allowance is included in other liabilities on the consolidated balance sheets with associated expense recognized as a component of the provision for credit losses on the consolidated statements of income. The liability for unfunded lending commitments utilizes the same model as the allowance for credit losses on loans, however, the liability for unfunded lending commitments incorporates an assumption for the portion of unfunded commitments that are expected to be funded. The allowance for credit losses on unfunded commitments totaled $0.9 million at both December 31, 2024 and 2023, respectively.
Certificates of Deposit in other banks
Certificates of deposit are investments made by the Company with other financial institutions, in amounts less than $250,000 each in order to qualify for insurance coverage under the Federal Deposit Insurance Corporation ("FDIC"), that are carried at cost which approximates fair values.
Investment Securities
Available-for-sale Securities
The largest component of the Company's investment portfolio consists of debt securities which are classified as available-for-sale and are carried at fair value. Changes in fair value, excluding certain losses associated with other-than-temporary impairment, are reported in other comprehensive income, net of taxes, a component of stockholders' equity. Securities are periodically evaluated for impairment related to credit loss in accordance with guidance provided by the Financial Accounting Standards Board ("FASB") under Accounting Standards Codification ("ASC") Topic 326, Financial Instruments – Credit Losses. The Company assesses whether it intends to sell the securities or believes it more likely than not that it will be required to sell the security before the anticipated recovery. If neither condition is met, but the Company does not expect to recover the amortized cost basis, the Company determines whether a credit loss has occurred, which is then recognized in current earnings. Any impairment that has not been recorded through an allowance for credit losses related to all other factors is recognized in other comprehensive income.
Premiums and discounts are amortized using the interest method over the lives of the respective securities, with consideration of historical and estimated prepayment rates for mortgage-backed securities, as an adjustment to yield. Dividend and interest income are recognized when earned. Realized gains and losses for securities classified as available-for-sale are included in earnings based on the specific identification method for determining the cost of securities sold.
Other Investment Securities
Other investment securities include equity securities with readily determinable fair values and other investment securities that do not have readily determinable fair values. Investments in Federal Home Loan Bank of Des Moines ("FHLB") stock, and Midwest Independent BankersBank ("MIB") stock, that do not have readily determinable fair values, are required for membership in those organizations.
Equity securities with readily determinable fair values are recorded at fair value, with changes in fair value reflected in earnings. Equity securities that do not have readily determinable fair values are carried at cost and are periodically assessed for impairment.
Capital Stock of the FHLB
The Bank, as a member of the Federal Home Loan Bank System administered by the Federal Housing Finance Agency, is required to maintain an investment in the capital stock of the Federal Home Loan Bank of Des Moines (FHLB) in an amount equal to 6 basis points of the Bank's year-end total assets plus 4.50% of advances from the FHLB to the Bank. These investments are recorded at cost, which represents redemption value.
Premises and Equipment
Premises and equipment are stated at cost, less accumulated depreciation. Depreciation applicable to buildings and improvements and furniture and equipment is charged to expense using straight-line and accelerated methods over the estimated useful lives of the assets. Such lives are estimated to be five to 40 years for buildings and improvements and three to 15 years for furniture and equipment. Maintenance and repairs are charged to expense as incurred.
Derivative Instruments
The Company recognizes derivatives as either assets or liabilities in the balance sheet, and measures those instruments at fair value. The Company enters into interest rate swap agreements to facilitate the risk management strategies of certain commercial banking clients. The Company mitigates this risk by entering into equal and offsetting interest rate swap agreements with highly rated third-party financial institutions.
Loan commitments related to the origination or acquisition of mortgage loans that will be held for sale are accounted for as derivative instruments. The Company enters into commitments to originate loans whereby the interest rate on the loan is determined prior to funding (rate lock commitments). The Company also enters into forward sales commitments for the mortgage loans underlying the rate lock commitments. As of December 31, 2024, the Company elected not to record the derivatives associated with IRLC due to the reduced volume of loans sold to the secondary market and therefore immateriality of the derivative.
The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Company has elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as a hedge of the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Derivatives may also be designated as hedges of the foreign currency exposure of a net investment in a foreign operation. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk in a fair value hedge or the earnings effect of the hedged forecasted transactions in a cash flow hedge. The Company may enter into derivative contracts that are intended to economically hedge certain of its risk, even though hedge accounting does not apply or the Company elects not to apply hedge accounting.
FASB ASC 815, Derivatives and Hedging (“ASC 815”), provides the disclosure requirements for derivatives and hedging activities with the intent to provide users of financial statements with an enhanced understanding of: (a) how and why an entity uses derivative instruments, (b) how the entity accounts for derivative instruments and related hedged items, and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance, and cash flows.
In accordance with the FASB’s fair value measurement guidance in ASU 2011-04, the Company made an accounting policy election to measure the credit risk of its derivative financial instruments that are subject to master netting agreements on a net basis by counterparty portfolio.
Mortgage Servicing Rights
The Company originates and sells residential mortgage loans in the secondary market and typically retains the right to service the loans sold. Servicing involves the collection of payments from individual borrowers and the distribution of those payments to the investors or master servicer. Upon a sale of mortgage loans for which servicing rights are retained, the retained mortgage servicing rights asset is capitalized at the fair value of future net cash flows expected to be realized for performing servicing activities.
Mortgage servicing rights ("MSRs") are carried at fair value in the consolidated balance sheet with changes in the fair value recognized in earnings. Because most servicing rights do not trade in an active market with readily observable prices, the Company determines the fair value of mortgage servicing rights by estimating the fair value of the future cash flows associated with the mortgage loans being serviced. Key assumptions used in measuring the fair value of mortgage servicing rights include, but are not limited to, prepayment speeds, discount rates, delinquencies, ancillary income, and cost to service. These assumptions are validated on a periodic basis. The fair value is validated on a quarterly basis with an independent third party valuation specialist firm.
In addition to the changes in fair value of the mortgage servicing rights, the Company also records loan servicing fee income as part of real estate servicing fees, net, in the consolidated statements of income. Loan servicing fee income represents revenue earned for servicing mortgage loans. The servicing fees are based on contractual percentage of the outstanding principal balance and recognized as revenue as the related mortgage payments are collected. Corresponding loan servicing costs are charged to expense as incurred.
Other Real Estate Owned and Repossessed Assets
Other real estate owned and repossessed assets consist of loan collateral that has been repossessed through foreclosure. This collateral is comprised of commercial and residential real estate and other non-real estate property, including autos, manufactured homes, and construction equipment. Other real estate owned assets are initially recorded as held for sale at the fair value of the collateral less estimated selling costs. Any adjustment is recorded as a charge-off against the allowance for credit losses. The Company relies on external appraisals and assessment of property values by internal staff. In the case of non-real estate collateral, reliance is placed on a variety of sources, including external estimates of value and judgment based on experience and expertise of internal specialists. Subsequent to foreclosure, valuations are updated periodically, and the assets may be written down to reflect a new cost basis. The valuation write-downs are recorded as other non-interest expense. The Company establishes a valuation allowance related to other real estate owned and repossessed assets on an asset-by-asset basis. The valuation allowance is created during the holding period when the fair value less cost to sell is lower than the cost of the asset.
Pension Plan
The Company provides a noncontributory defined benefit pension plan for all full-time and eligible employees. The benefits are based on age, years of service and the level of compensation during the respective employee's highest ten years of compensation before retirement. Net periodic costs are recognized as employees render the services necessary to earn the retirement benefits. The Company records annual amounts relating to its pension plan based on calculations that incorporate various actuarial and other assumptions including discount rates, mortality, assumed rates of return, compensation increases, and turnover rates. The Company reviews its assumptions on an annual basis and may make modifications to the assumptions based on current rates and trends when it is appropriate to do so. The Company believes that the assumptions utilized in recording its obligations under its plan are reasonable based on its experience and market conditions.
The Company follows authoritative guidance included in the FASB ASC Topic 715, Compensation – Retirement Plans under the subtopic Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans. ASC Topic 715 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability in its consolidated balance sheet and to recognize changes in the funded status in the year in which the changes occur through comprehensive income. This guidance also requires an employer to measure the funded status of a plan as of the date of its fiscal year-end, with limited exceptions. Additional disclosures are required to provide users with an understanding of how investment allocation decisions are made, major categories of plan assets, and fair value measurement of plan assets as defined in ASC Topic 820, Fair Value Measurements and Disclosures.

Investments in Historic Tax Credits.
The Company has a noncontrolling financial investment in a private investment fund and partnership that finances the rehabilitation and re-use of historic buildings. This unconsolidated investment may generate a return through the realization of federal income tax credits, as well as other tax benefits, such as tax deductions from net operating losses of the investments over a period of time. Investments in historic tax credits are accounted for under the equity method of accounting and the Company’s recorded investment in these entities is carried in other assets on the Consolidated Balance Sheets with any unfunded commitment recorded in other liabilities. The tax credits and other net tax benefits received are recognized as a component of income tax expense in the Consolidated Statements of Income.
Income Taxes
Income taxes are accounted for under the asset/liability method by recognizing the amount of taxes payable or refundable for the current period and deferred tax assets and liabilities for future tax consequences of events that have been recognized in the Company's financial statements or tax returns. Deferred income tax assets and liabilities are provided as temporary differences between the tax basis of an asset or liability and its reported amount in the consolidated financial statements at the enacted tax rate expected to be applied in the period the deferred tax item is expected to be realized. A valuation allowance, if needed, reduces deferred tax assets to the expected amount most likely to be realized. Realization of deferred tax assets is dependent upon the generation of a sufficient level of future taxable income and recoverable taxes paid in prior years.
A tax position is initially recognized in the financial statements when it is more likely than not that the position will be sustained upon examination by the tax authorities. Such tax positions are initially and subsequently measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and all relevant facts. Penalties and interest incurred under the applicable tax law are classified as income tax expense. The Company has not recognized any tax liabilities or any interest or penalties in income tax expense related to uncertain tax positions as of December 31, 2024, 2023, and 2022.
Trust Department
Property held by the Bank in a fiduciary or agency capacity for customers is not included in the accompanying consolidated balance sheets, since such items are not assets of the Company. Trust department income is recognized on the accrual basis.
Consolidated Statements of Cash Flows
For the purpose of the consolidated statements of cash flows, cash and cash equivalents consist of short-term federal funds sold and securities sold or purchased under agreements to resell, overnight interest earning deposits with banks, and cash and due from banks. The Federal Reserve is authorized to establish reserve requirements on depository institutions. In 2020, the Federal Reserve reduced the reserve requirement to zero percent. As such, cash balances at the Federal Reserve at December 31, 2024 and 2023 were not subject to a reserve requirement.
Treasury Stock
The purchase of the Company's common stock is recorded at cost. Purchases of the stock are made both in the open market and through negotiated private purchases based on market prices. At the date of subsequent reissue, the treasury stock account is reduced by the cost associated with such stock on a first-in-first-out basis. Gains on the sale of treasury stock are credited to additional paid-in-capital. Losses on the sale of treasury stock are charged to additional paid-in-capital to the extent of previous gains, otherwise charged to retained earnings.
Reclassifications
Certain prior year information has been reclassified to conform to the 2024 presentation.
Recent Accounting Pronouncements
Standards Adopted in 2024
Segment disclosures. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires enhanced disclosures on both an annual and interim basis about significant segment expenses, including for companies with only one reportable segment. This ASU is effective on a retrospective basis for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The adoption of this ASU did not have a material effect on the Company's consolidated financial statements and related disclosures. See Note 20 Segment Information.
Impact of Recently Issued Accounting Standards But Not Yet Adopted
Income Taxes. In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU requires that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. The ASU requires that all entities disclose on an annual basis (1) the amount of income taxes paid, disaggregated by federal, state and foreign taxes and (2) the amount of income taxes paid disaggregated by individual jurisdictions in which income taxes paid is equal or greater than 5 percent of total income taxes paid. The ASU also requires that all entities disclose (1) income (loss) from continuing operations before income tax expense (or benefit) disaggregated between domestic or foreign and (2) income tax expense (or benefit) from continuing operations disaggregated by federal (national), state and foreign. This ASU is effective for public business entities for annual periods beginning after December 15, 2024. The Company does not expect adoption of the ASU to have a material effect on the Company's consolidated financial statements.
Income Statement. In November 2024, the FASB issued ASU No. 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The amendments in this ASU require public companies to disclose, in the notes to the financial statements, specified information about certain costs and expenses at each interim and annual reporting period. Additionally, in January 2025, the FASB issued ASU No. 2025-01, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. This ASU amends the effective date of ASU No. 2024-03 to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption of ASU No. 2024-03 is permitted. The Company is currently evaluating the impact of the ASU on the Company’s consolidated financial statements.